FINANCIAL INSTRUMENTS - Changes in fair value measurements of financial instruments classified as Level 3 (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Balance at January 1	$ 148,057,847
Balance at December 31	110,687,512	$ 148,057,847
Investments. | Level 3
Disclosure of detailed information about financial instruments [line items]
Balance at January 1	500,000
Additions		500,000
Net Unrealized Gains/(Losses)	(500,000)
Balance at December 31	$ 500,000	$ 500,000